ORDINARY SHARE AND SHARE INCENTIVE PLANS - Significant Ranges of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Options exercisable and vested and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	243,373
Number of options vested and expected to vest (in shares) | shares	346,683
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 4.44
Weighted-average exercise price per share of options vested and expected to vest (in dollars per share)	4.39
Exercise Price Range from Dollars 4.28 to 4.28
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.28
Exercise price, high end of range (in dollars per share)	$ 4.28
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	102,659
Weighted-average remaining contractual life	5 years 11 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.28
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	205,969
Weighted-average exercise price per share (in dollars per share)	$ 4.28
Exercise Price Range from Dollars 4.56 to 4.56
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.56
Exercise price, high end of range (in dollars per share)	$ 4.56
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	140,714
Weighted-average remaining contractual life	4 years 10 months 24 days
Weighted-average exercise price per share (in dollars per share)	$ 4.56
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	140,714
Weighted-average exercise price per share (in dollars per share)	$ 4.56